TRADE AND OTHER PAYABLES (Details 2) $ in Thousands	Dec. 31, 2024 CAD ($)
TRADE AND OTHER PAYABLES
Less than one year	$ 248
One to three years	425
Three to five years	189
Later than 5 years	37
Total undiscounted lease liabilities	$ 899